Related party transactions (Schedule of Significant Related Party Transactions) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Related party transactions [Line Items]
Loan to related parties		¥ 44,500		¥ 159,000	¥ 1,500
Payment on behalf of related parties, net of repayments	[1]	10,699	$ 1,541	(60,870)	61,000
Repayment of loans from related parties				160,000	1,500
Sales of equipment to related party		181	$ 26	12,368	158
Online games revenue [Member]
Related party transactions [Line Items]
Revenue shared from related parties		100,078		163,912	65,247
Guangzhou Chenjun [Member]
Related party transactions [Line Items]
Partial disposal of an equity investment to Guangzhou Chenjun		33,750
Partial disposal of a subsidiary to Guangzhou Chenjun		24,394
Bigo [Member]
Related party transactions [Line Items]
Sales of equipment to related party				12,058
Shanghang [Member] | Bandwidth service [Member]
Related party transactions [Line Items]
Expense with related party		96,224		74,661	42,470
Shanghai Yaoyu [Member] | Operating Rights for Games Broadcasting [Member]
Related party transactions [Line Items]
Purchase of operating rights from related party				11,486
Other Related Party [Member]
Related party transactions [Line Items]
Other transaction with related parties		13,573		9,095	1,563
Other Related Party [Member] | Operating rights for licensed games [Member]
Related party transactions [Line Items]
Purchase of operating rights from related party				¥ 10,022	¥ 6,836

[1]	For the year ended December 31, 2016, payment on behalf of related parties has been changed to be presented net of repayment. The presentation for the year ended December 31, 2015 and 2014 has also been changed to be consistent with the presentation for 2016.